Stockholders’ Equity (Deficit) (Details) - $ / shares	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jul. 16, 2021	Feb. 20, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock shares authorized	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	200,000,000	30,000,000	30,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	4,312,500	21,562,500			4,312,500
Shares subject to forfeiture	562,500
Initial stockholders percentage	20.00%
Common stock, voting rights	one
Common stock rights , description	Except in cases where the Company is not the surviving company in a Business Combination, each holder of a right will automatically receive one-twentieth (1/20) of a share of common stock upon consummation of the Business Combination, even if the holder of a right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s Certificate of Incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-twentieth (1/20) of a share of common stock underlying each right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of rights in order to receive his, her or its additional share of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of shares of common stock will receive in the transaction on an as-converted into common stock basis.
Common stock subject to possible redemptions		17,250,000
Common stock, description		Of the 21,562,500 shares of Common Stock outstanding, up to 562,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding common stock after the initial public offering. The underwriters exercised the over-allotment option in full on July 28, 2021; thus, no shares of common stock remain subject to forfeiture.